Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements of Comprehensive Loss
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0